Stock-Based Compensation (Details 4) - $ / shares		3 Months Ended			12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020		Dec. 31, 2020		Dec. 31, 2019
Expected term (in years)	[1]	0 years
Risk-free interest rate	[1]
Minimum [Member]
Current Stock Price					$ 0.99
Expected term (in years)					1 year	[2]	5 years
Risk-free interest rate					0.15%	[2]	1.98%
Maximum [Member]
Current Stock Price					$ 9.64
Expected term (in years)					5 years	[2]	10 years
Risk-free interest rate					0.40%	[2]	2.64%
Performance Shares [Member]
Current Stock Price		$ 7.43		[3]
Expected volatility		65.00%		[3]
Expected term (in years)		3 years 6 months	0 years	[3]
Risk-free interest rate	[3]
Performance Shares [Member] | Minimum [Member]
Risk-free interest rate		0.24%
Performance Shares [Member] | Maximum [Member]
Risk-free interest rate		0.31%

[1]	No new grants issued for the period ended March 31, 2021.
[2]	No new grants issued in 2020 prior to the Merger Transaction. These assumptions relate to option modifications in 2020.
[3]	No PSUs were issued for the three-month period ended March 31, 2020.